June 22, 2000

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Stein Roe Advisor Floating Rate Fund
         File Nos. 811-09709 & 333-91637
         Liberty-Stein Roe Advisor Floating Rate Advantage Fund
         File Nos. 811-09709 & 333-91637
                  (together, the "Funds")

Dear Sir/Madam:

Pursuant to the requirements of Rule 497(e), submitted for filing via EDGAR is the form of a Prospectus Supplement dated June 22, 2000, which is now being used in connection with the public offering and sale of shares of the Funds. Please be advised that the each Fund's Statement of Additional Information and Annual Report (each of which was filed via EDGAR) have not been revised since the date of the last filing.

Sincerely,

Stein Roe Advisor Floating Rate Fund
Stein Roe Advisor Floating Rate Advantage Fund

William Ballou
Assistant Secretary

Enclosures

cc:        Cameron Avery, Bell Boyd & Lloyd
           J. DiMaria (PWC)
           Deborah Young (2)
           Blue Sky
           Jim Fellows
           Brian Good
           Wendy Rauch
           Marlys Jarstfer






             LIBERTY-STEIN ROE ADVISOR FLOATING RATE ADVANTAGE FUND
                      STEIN ROE ADVISOR FLOATING RATE FUND
               Class A, B and C Shares Supplement to Prospectuses
                    (ReplacingSupplement dated May 1, 2000)



During the period May 1 through June 30, 2000, for Stein Roe Advisor Floating Rate Fund, and May 1 through September 30, 2000 for Liberty-Stein Roe Advisor Floating Rate Advantage Fund, shareholders will pay a reduced sales charge on purchases of Class A shares according to the following table:

         Dollar Amount of
           Transaction                  Sales Charge

Less than $100,000                          1.50%
$100,000 to less than $500,000              1.50%
$500,000 to less than $1,000,000            1.25%
$1,000,000 or more                          0.00%

Purchases of $1,000,000 to $5,000,000 are subject to a 1.00% Early Withdrawal Charge (calculated on the lesser of cost or market value) on redemptions within 18 months from the first day of the month following each purchase. The portion of a purchase in excess of $5,000,000 will not be subject to the Early Withdrawal Charge.





FR-36/908B-0600                         June 22, 2000